STOCK-BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Equity [Abstract]
Schedule of assumptions used to calculate the fair value of warrants issued on grant date

The following assumptions were used to calculate the fair value of the Company’s warrants issued as stock based compensation on the date of grant:

	Year Ended September 30,
	2018	2017
Expected term	1.59 to 2 years	—
Expected volatility	73% - 161%	—
Expected dividends	0%	—
Risk-free rates	1.73% - 2.42%	—

Schedule of warrants issued and outstanding

Below is a table summarizing the warrants issued and outstanding as of March 31, 2019 (“Price” reflects the weighted average exercise price per share):

	Warrants	Price
Outstanding at September 30, 2018	805,968	$24.39
Granted
Investor warrants	—	—
Stock-based compensation warrants	—	—
Exercised
Investor warrants	—	—
Stock-based compensation warrants	—	—
Forfeited or expired
Investor warrants	—	—
Stock-based compensation warrants	(1,028)	157.60
Outstanding at March 31, 2019	804,940	$24.22
Exercisable at March 31, 2019	804,940	$24.22

Below is a table summarizing the warrants issued and outstanding as of September 30, 2018 and 2017:

	Warrants	Price
Outstanding at September 30, 2016	30,810	$101.60
Granted
Investor warrants	1,000,128	31.20
Stock-based compensation warrants	—	—
Exercised
Investor warrants	—	—
Stock-based compensation warrants	—	—
Forfeited or expired
Investor warrants	(210,667)	60.60
Stock-based compensation warrants	(11,303)	147.40
Outstanding at September 30, 2017	808,968	$24.60
Granted
Investor warrants	—	—
Stock-based compensation warrants	12,500	20.00
Exercised
Investor warrants	(13,500)	20.00
Stock-based compensation warrants	—	—
Forfeited or expired
Investor warrants	—	—
Stock-based compensation warrants	(2,000)	86.40
Outstanding at September 30, 2018	805,968	$24.39
Exercisable at September 30, 2018	805,968	$24.39

Schedule of assumptions used to calculate the fair value of options issued on grant date

The following assumptions were used to calculate the fair value of the Company’s options on the date of grant:

	Year Ended September 30,
	2018	2017
Expected term	3.25-5 years	5.75 years
Expected volatility	101%	91%
Expected dividends	0%	0%
Risk-free rates	1.68%	1.49%

Schedule of stock option activity

Below is a table summarizing the Company’s activity for the six month period ended March 31, 2019 (“Price” reflects the weighted average exercise price per share):

	Options	Price
Outstanding at September 30, 2018	156,625	$57.86
Granted	—	$—
Exercised	—	$—
Forfeited or expired	—	$—
Outstanding at March 31, 2019	156,625	$57.86
Exercisable at March 31, 2019	124,370	$69.40

Below is a table summarizing the options issued and outstanding as of September 30, 2018 (“Price” reflects the weighted average exercise price per share):

	Year Ended September 30,
	2018		2017
	Options	Price	Options	Price
Outstanding October 1	112,525	$111.60	142,873	$133.20
Granted	82,000	$13.40	37,500	$13.00
Exercised	—	$—	—	$—
Forfeited or expired	(37,900)	$121.00	(67,848)	$102.60
Outstanding September 30	156,625	$57.86	112,525	$111.60
Exercisable September 30	98,375	$84.20	87,762	$120.00
Weighted average fair value per option granted		$8.80		$9.60

Schedule of restricted stock activity

Below is a table summarizing nonvested restricted stock shares as of September 30, 2018, and changes during the years ended September  30, 2018, and 2017:

	Shares	Weighted Average Grant Date Fair Value
Nonvested at September 30, 2016	30,018	$96.00
Granted	—	—
Vested	(15,759)	95.80
Forfeited	(750)	195.60
Nonvested at September 30, 2017	13,509	$90.60
Granted	—	—
Vested	(13,509)	90.60
Forfeited	—	—
Nonvested at September 30, 2018	—	$—